Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of March 31, 2021:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2020	26.45	4,276,973	9.29
Granted	28.92	1,958,246	9.93
Forfeited	21.73	(44,090)	N/A
Exercised	18.75	(155)	N/A
March 31, 2021	27.27	6,190,974	9.35

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three months ended March 31, 2021 were determined on the date of the grant using the following assumptions:

Three Months Ended
March 31, 2021
Share price	$27.32 - $32.22
Strike price	$27.32 - $32.22
Expected volatility	85%
Award life	5.50-6.08
Expected dividends	0%
Risk-free interest rate	0.51% - 1.12%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2020	149,984	46.50
Granted	412,099	28.70
March 31, 2021	562,083	33.45

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended
(in KUSD)	March 31, 2021	March 31, 2020
Incentive Plan 2014	—	182
Share Purchase Plan 2016	—	992
Equity Incentive Plan 2019 - Share Options	12,692	2,616
Equity Incentive Plan 2019 - RSUs	1,259	—
Total	13,951	3,790